Net debt - Disclosure of the Net Debt Ratio (Details) $ in Millions		Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 76,003		$ 67,724	$ 67,553
Fair value (asset) liability of hedges related to finance debt		(430)		190	(378)
Debt, net of hedging instruments		75,573		67,914	67,175
Less: cash and cash equivalents		436
Cash and cash equivalents if different from statement of financial position	[1]	34,653
Cash and cash equivalents		34,217	$ 18,139	22,472	20,674	$ 21,256		$ 22,468
Net debt		40,920		45,442	46,501
Equity		$ 82,811		$ 100,708	$ 103,623		$ 101,218	$ 101,548
Gearing		0.331		0.311	0.310
Borrowings 1 [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value		$ 77,990		$ 69,376
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		(554)			$ (563)
Non-controlling interests, hybrid bonds [Member] | Non-controlling interests [member]
Disclosure of detailed information about hedges [line items]
Equity		11,909
Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about hedges [line items]
Finance debt		$ 24

[1]	Second quarter and first half 2020 includes $436 million of cash and cash equivalents classified as assets held for sale in the group balance sheet.